Income Taxes (Tables)	12 Months Ended
Dec. 25, 2021
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Loss before Income Tax

Below are the components of the Company's income tax benefit for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28,
Current:
Federal & State	$894	$629	$1,235
Foreign	746	(49)	611
Total current	1,640	580	1,846
Deferred:
Federal & State	(13,651)	(7,625)	(23,333)
Foreign	664	(1,356)	(2,625)
Total deferred	(12,987)	(8,981)	(25,958)
Valuation allowance	(437)	(1,038)	835
Income tax benefit	$(11,784)	$(9,439)	$(23,277)

Components of Company's Income Tax Provision

Loss before income taxes are comprised of the following components for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28, 2019
United States based operations	$(56,597)	$(30,083)	$(101,197)
Non-United States based operations	6,481	(3,855)	(7,559)
Loss before income taxes	$(50,116)	$(33,938)	$(108,756)

Deferred Tax Assets and Liabilities

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 25, 2021 and December 26, 2020:

	December 25, 2021	December 26, 2020
	Non-current	Non-current
Deferred Tax Asset:
Inventory	$17,590	$11,423
Bad debt and other sales related reserves	2,029	1,497
Casualty loss reserve	685	279
Accrued bonus / deferred compensation	3,778	7,411
Deferred social security (CARES Act)	899	1,798
Interest limitation	30,094	21,011
Lease liabilities	23,008	21,241
Deferred revenue - shipping terms	320	315
Original issue discount amortization	—	3,078
Transaction costs	2,218	3,061
Federal / foreign net operating loss	31,217	36,217
State net operating loss	4,123	3,806
Tax credit carryforwards	2,400	2,150
All other	1,233	1,481
Gross deferred tax assets	119,594	114,768
Valuation allowance for deferred tax assets	(1,034)	(1,471)
Net deferred tax assets	$118,560	$113,297
Deferred Tax Liability:
Intangible asset amortization	$205,328	$216,354
Property and equipment	27,722	29,901
Lease assets	21,446	20,598
All other items	505	487
Deferred tax liabilities	$255,001	$267,340
Net deferred tax liability	$136,441	$154,043

Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28, 2019
			As Restated
Statutory federal income tax rate	21.0%	21.0%	21.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	(1.3)%	0.6%	0.4%
State and local income taxes, net of U.S. federal income tax benefit	2.9%	5.7%	3.0%
Change in valuation allowance	0.9%	1.6%	(1.2)%
Permanent differences:
Acquisition and related transaction costs	(2.2)%	—%	—%
Decrease in fair value of warrant liability	6.2%	—%	—%
Reconciliation of tax provision to return	(1.7)%	0.6%	(0.5)%
Non-deductible compensation	(1.9)%	(1.0)%	(0.7)%
Reconciliation of other adjustments	(0.4)%	(0.7)%	(0.6)%
Effective income tax rate	23.5%	27.8%	21.4%

Components of Changes in Unrecognized Tax Benefits

The following is a summary of the changes for the periods indicated below:

	Year Ended	Year Ended	Year Ended
	December 25,	December 26,	December 28,
	2021	2020	2019
Unrecognized tax benefits - beginning balance	$1,101	$1,101	$1,101
Gross increases - tax positions in current period	—	—	—
Gross increases - tax positions in prior period	—	—	—
Gross decreases - tax positions in prior period	—	—	—
Unrecognized tax benefits - ending balance	$1,101	$1,101	$1,101
Amount of unrecognized tax benefit that, if recognized would affect the Company’s effective tax rate	$1,101	$1,101	$1,101